Schedule of Accounts Receivable (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 1	$ 5,645,114
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 2	8,209,245
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 3	(2,625,765)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 4	(5,029,107)
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 5	3,019,349
Summary Of Significant Accounting Policies Schedule Of Accounts Receivable 6	$ 3,180,138